Cash used in operations (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Cash used in operations
(Loss)/profit before income tax	£ (34,517)	£ 27,219	£ (32,889)	£ (5,585)
Depreciation	4,293	4,153	8,549	8,255
Amortization	49,423	50,495	102,693	97,340
Profit on disposal of intangible assets	(839)	(399)	(36,391)	(29,880)
Net finance costs	37,563	275	28,967	34,894
Non-cash employee benefit expense - equity-settled share-based payments	421	736	797	1,476
Foreign exchange losses/(gains) on operating activities	562	619	(152)	477
Reclassified from hedging reserve	184	250	2,943	(2)
Changes in working capital:
Inventories	(982)	1,022	(9,880)	(859)
Prepayments	8,685	9,286	(9,413)	(10,833)
Contract assets - accrued revenue	(14,088)	(14,476)	(20,069)	(18,487)
Trade receivables	(35,013)	(39,110)	(49,243)	(44,355)
Other receivables	140	9,612	713	7,863
Contract liabilities - deferred revenue	(62,241)	(64,780)	(34,105)	(18,581)
Trade and other payables	(9,386)	(23,602)	14,920	(31,839)
Provisions	(12)	688	(39)	(2,025)
Cash used in operations	£ (55,807)	£ (38,012)	£ (32,599)	£ (12,141)